Derivatives (Additional Information) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Derivative, Notional Amount	$ 18.0	$ 6.0
Offsetting Counterparty Derivative Instruments	$ 18.0	$ 6.0